SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying condensed balance sheet as of December 31, 2022 (which has been derived from audited financial statements) and the unaudited interim condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X promulgated by the United States Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows.

In the opinion of management, all adjustments considered necessary for the fair presentation of the financial statements for the periods presented have been included. The results of operations for the three months ended March 31, 2023 are not necessarily indicative of the results to be expected for future periods or the full year.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with the accounting rules under Regulation S-X, as promulgated by the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments considered necessary for the fair presentation of the financial statements for the years presented have been included. The results of operations for the years ended December 31, 2022 and 2021 are not necessarily indicative of the results to be expected for future periods.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, particularly given the significant economic disruptions and uncertainties associated with the ongoing economic environment, including potential supply chain constraints.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, particularly given the significant economic disruptions and uncertainties associated with the ongoing economic environment, including potential supply chain constraints.

Receivables and Credit Policy

Receivables and Credit Policy

Trade receivables from customers are uncollateralized customer obligations due under normal trade terms. For direct-to-consumer sales, payment is required before product is shipped. Trade receivables are stated at the amount billed to the customer. Payments of trade receivables are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the earliest unpaid invoice. The Company, by policy, routinely assesses the financial strength of its customers. To comply with industry standards, we offer “net 30” payments on wholesale orders of $1,500 or more. For wholesale orders, to acquire an order on net 30 terms, the customer is provided a credit check application as well as a credit card authorization form. The authorization form explicitly states when and for much we will bill the customer via credit card.

Accounts receivable are reported net of the allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s evaluation of each customer’s payment history, account aging, and financial position. The Company recognized bad debt expense of $142 for the three months ended March 31, 2023, and had an allowance for doubtful accounts of $92,646 as of March 31, 2023.

Receivables and Credit Policy

Trade receivables from customers are uncollateralized customer obligations due under normal trade terms. For direct-to-consumer sales, payment is required before product is shipped. Trade receivables are stated at the amount billed to the customer. Payments of trade receivables are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, are applied to the earliest unpaid invoice. The Company, by policy, routinely assesses the financial strength of its customers. To comply with industry standards, we offer “net 30” payments on wholesale orders of $1,500 or more. For wholesale orders, to acquire an order on net 30 terms, the customer is provided a credit check application as well as a credit card authorization form. The authorization form explicitly states when and for much we will bill the customer via credit card.

Accounts receivable are reported net of the allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s evaluation of each customer’s payment history, account aging, and financial position. The Company recognized bad debt expense of $116,230 for the year ended December 31, 2022, and no bad debt expense for the year ended December 31, 2021.

Capitalized Software

Capitalized Software

The Company incurred software development costs related to development of the Vyrb app. The Company capitalized these costs in accordance with ASC 985-20, “Software – Costs of Software to be Sold, Leased, or Marketed,” considering it is the Company’s intention to market and sell the software externally. Planning, designing, coding, and testing occurred necessary to meet Vyrb’s design specifications. As such, all coding, development, and testing costs incurred subsequent to establishing technical feasibility were capitalized. We launched a beta version of the Vyrb application in December 2021 that demonstrates the functionality of the software. We are planning the commercial launch of Vyrb in the fourth quarter of 2023, and expect an estimated useful life of five years for this product.

Capitalized Software

The Company incurred software development costs related to development of the Vyrb app. The Company capitalized these costs in accordance with ASC 985-20, “Software – Costs of Software to be Sold, Leased, or Marketed,” considering it is the Company’s intention to market and sell the software externally. Planning, designing, coding, and testing occurred necessary to meet Vyrb’s design specifications. As such, all coding, development, and testing costs incurred subsequent to establishing technical feasibility were capitalized. We have launched a beta version of the Vyrb application in December 2021 that demonstrates the functionality of the software. We expect an estimated useful life of five years for this product.

Inventory

Inventory

Our inventory includes purchased eyewear and is stated at the lower of cost or net realizable value, with cost determined on a specific identification method of inventory costing which attaches the actual cost to an identifiable unit of product. Provisions for excess, obsolete, or slow-moving inventory are recorded after periodic evaluation of historical sales, current economic trends, forecasted sales, estimated product life cycles, and estimated inventory levels. No provisions were determined as needed as of March 31, 2023 and as of December 31, 2022.

As of December 31, 2022, the Company recorded an inventory prepayment in the amount of $197,750, related to a down payment for eyewear purchased from the manufacturer; this product was shipped during the three months ended March 31, 2023, and there was no prepayment balance remaining as of March 31, 2023.

Inventory

Our inventory includes purchased eyewear and is stated at the lower of cost or net realizable value, with cost determined on a specific identification method of inventory costing which attaches the actual cost to an identifiable unit of product. Provisions for excess, obsolete, or slow-moving inventory are recorded after periodic evaluation of historical sales, current economic trends, forecasted sales, estimated product life cycles, and estimated inventory levels. No provisions were determined as needed as of December 31, 2022 and 2021.

As of December 31, 2022 and 2021, the Company recorded an inventory prepayment in the amount of $197,750 and $64,715, respectively, related to down payment on eyewear purchased from the manufacturer, prior to shipment of the product that occurred after December 31, 2022 and 2021, respectively.

Intangible Assets

Intangible Assets

Intangible assets relate to patent costs received in conjunction with the initial capitalization of the Company and internally developed utility and design patents. The Company amortizes these assets over the estimated useful life of the patents. The Company reviews its intangibles assets for impairment whenever changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Intangible Assets

Intangible assets relate to patent costs received in conjunction with the initial capitalization of the Company and internally developed utility and design patents. The Company amortizes these assets over the estimated useful life of the patents. The Company reviews its intangible assets for impairment whenever changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

Property and Equipment

Property and Equipment

Property and equipment are depreciated using the straight-line method over the estimated useful lives or lease terms if shorter. Depreciation expense for the three months ended March 31, 2023 and 2022 was $10,307 and $3,983, respectively. For income tax purposes, accelerated depreciation methods are generally used. Repair and maintenance costs are expensed as incurred.

Property and Equipment

Property and equipment are depreciated using the straight-line method over the estimated useful lives or lease terms if shorter. Depreciation expense for the years ended December 31, 2022 and 2021 was approximately $22,100 and $500, respectively. For income tax purposes, accelerated depreciation methods are generally used. Repair and maintenance costs are expensed as incurred.

	As of December 31,		Estimated Useful Lives
Property & Equipment	2022	2021	(in Years)
Mobile Kiosk Display	$63,395	$18,120	3 years
Computer Equipment	44,901	2,662	3 Years
Office Equipment	17,273	-	3 Years
Internal-Use Software	16,775	-	3 to 5 Years
Property and equipment, gross	142,343	20,782
Less: Accumulated depreciation	(22,599)	(498)
Property and equipment, net	$119,744	$20,284

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset and liability approach that recognizes deferred tax assets and liabilities based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The Company follows a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. Any interest and penalties accrued related to uncertain tax positions are recorded in tax expense.

The Company periodically assesses the realizability of its net deferred tax assets. If, after considering all relevant positive and negative evidence, it is more likely than not that some portion or all of the net deferred tax assets will not be realized, the Company will reduce the net deferred tax assets by a valuation allowance. The realization of net deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of net operating loss carryforwards.

Income Taxes

The Company accounts for income taxes under an asset and liability approach that recognizes deferred tax assets and liabilities based on the difference between the financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse.

The Company follows a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. Any interest and penalties accrued related to uncertain tax positions are recorded in tax expense.

The Company assesses the realizability of its net deferred tax assets on an annual basis. If, after considering all relevant positive and negative evidence, it is more likely than not that some portion or all of the net deferred tax assets will not be realized, the Company will reduce the net deferred tax assets by a valuation allowance. The realization of net deferred tax assets is dependent on several factors, including the generation of sufficient taxable income prior to the expiration of net operating loss carryforwards.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash, accounts receivable, accounts payable, and cash advances provided by the Parent and Affiliates, the carrying amounts approximate fair value due to the short-term maturities of these instruments. The carrying value of the convertible note approximates fair value because the interest rate approximates market rates.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company limits its credit risk with respect to cash by maintaining cash balances with high quality financial institutions. At times, the Company’s cash balances may exceed federally insured limits. Concentrations of credit risk with respect to accounts receivable are considered minimal due to collection history.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and directors in accordance with ASC Topic 718, which requires that compensation expense be recognized in the financial statements for stock-based awards based on the grant date fair value. For stock option awards, the Black-Scholes-Merton option pricing model is used to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and share price volatility.

The expected term of the stock options is estimated based on the simplified method as allowed by Staff Accounting Bulletin 107 (SAB 107). The share price volatility at the grant date is estimated using historical stock prices of comparably profiled public companies based upon the expected term of the award being valued. The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued.

Stock-Based Compensation

The Company accounts for stock-based compensation to employees and directors in accordance with FASB ASC Topic 718, which requires that compensation expense be recognized in the financial statements for stock-based awards based on the grant date fair value. For stock option awards, the Black-Scholes-Merton option pricing model was used to estimate the fair value of share-based awards. The Black-Scholes-Merton option pricing model incorporates various and highly subjective assumptions, including expected term and share price volatility. The expected term of the stock options was estimated based on the simplified method as allowed by Staff Accounting Bulletin 107 (SAB 107).

The share price volatility at the grant date is estimated using historical stock prices based upon the expected term of the options granted, using stock prices of comparably profiled public companies. The risk-free interest rate assumption is determined using the rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued.

The fair value of common stock used in the option pricing model for stock-based awards granted in 2021 was determined using the most recent price paid by independent investors through a Regulation Crowdfunding (“CF”) securities offering undertaken by the Company. For the majority of time during which stock option awards were granted by the Company in 2021, the Company had been raising funds from investors under Regulation CF campaigns, with a significant number of transactions from both accredited and non-accredited investors.

Revenue Recognition

Revenue Recognition

Our revenue is generated from the sales of prescription and non-prescription optical glasses, sunglasses, and shipping charges, which are charged to the customer, associated with these purchases. We sell products through our retail store resellers, distributors, on our own website Lucyd.co, and on Amazon.

To determine revenue recognition, we perform the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy a performance obligation. At contract inception, we assess the goods or services promised within each contract and determine those that are performance obligations, and also assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. In instances where the collectability of contractual consideration is not probable at the time of sale, the revenue is deferred on our balance sheet as a contract liability, and the associated cost of goods sold is deferred on our balance sheet as a contract asset; subsequently, we recognize such revenue and cost of goods sold as payments are received.

All revenue, including sales processed online and through our retail store resellers and distributors, is reported net of sales taxes collected from customers on behalf of taxing authorities, returns, and discounts.

For sales generated through our e-commerce channels, we identify the contract with a customer upon online purchase of our eyewear and transaction price at the manufacturer suggested retail price (“MSRP”) for non-prescription, polarized sunglass and blue light blocking glasses across all of our online channels. Our e-commerce revenue is recognized upon meeting the performance obligation when the eyewear is shipped to end customers. Only U.S. consumers enjoy free USPS first class postage, with faster delivery options available for extra cost, for sales processed through our website and on Amazon. For Amazon sales, shipping is free for U.S consumers while international customers pay shipping charges on top of MSRP. Any costs associated with fees charged by the online platforms (Shopify for Lucyd.co website and Amazon) are not recharged to customers and are recorded as a component of cost of goods sold as incurred. The Company charges applicable state sales taxes in addition to the MSRP for both online channels and all other marketplaces on which the company sells products.

For sales to our retail store partners, we identify the contract with a customer upon receipt of an order of our eyewear through our Shopify wholesale portal or direct purchase order. Revenue is recognized upon meeting the performance obligation, which is delivery of the Company’s eyewear products to the retail store and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to the retail store partners includes volume discounts, due to the nature of large quantity orders. The pricing includes shipping charges, while excluding any state sales tax charges applicable. Due to the nature of wholesale retail orders, no e-commerce fees are applicable.

For sales to distributors, we identify the contract with a customer upon receipt of an order of our eyewear through a direct purchase order. Revenue is recognized upon meeting the performance obligation, which is delivery of our eyewear products to the distributor and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to distributors includes volume discounts, due to the nature of large quantity orders. The pricing includes shipping charges, while excluding any state sales tax charges applicable. Due to the nature of wholesale orders, no e-commerce fees are applicable.

The Company’s sales do not contain any variable consideration.

We allow our customers to return our products, subject to our refund policy, which allows any customer to return our products for any reason within the first:

●	7 days for sales made through our website (Lucyd.co)

●	30 days for sales made through Amazon

●	30 days for sales to most wholesale retailers and distributors (although certain sales to independent distributors are ineligible for returns)

For all of our sales, at the time of sale, we establish a reserve for returns, based on historical experience and expected future returns, which is recorded as a reduction of sales. Additionally, we reviewed all individual returns received in April 2023 pertaining to orders processed prior to March 31, 2023. As a result, the Company determined that an allowance for sales returns was necessary. The Company recorded an allowance for sales returns of $1,925 and $24,897 as of March 31, 2023 and December 31, 2022, respectively.

Revenue Recognition

Our revenue is generated from the sales of prescription and non-prescription optical glasses, sunglasses, and shipping charges, which are charged to the customer, associated with these purchases. We sell products through our retail store resellers, distributors, on our own website Lucyd.co, and on Amazon.

To determine revenue recognition, we perform the following steps: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) we satisfy a performance obligation. At contract inception, we assess the goods or services promised within each contract and determine those that are performance obligations, and also assess whether each promised good or service is distinct. We then recognize as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. In instances where the collectibility of contractual consideration is not probable at the time of sale, the revenue is deferred on our balance sheet as a contract liability, and the associated cost of goods sold is deferred on our balance sheet as a contract asset; subsequently, we recognize such revenue and cost of goods sold as payments are received.

All revenue, including sales processed online and through our retail store resellers and distributors, is reported net of sales taxes collected from customers on behalf of taxing authorities, returns, and discounts.

For sales generated through our e-commerce channels, we identify the contract with a customer upon online purchase of our eyewear and transaction price at the manufacturer suggested retail price (“MSRP”) for non-prescription, polarized sunglass and blue light blocking glasses across all of our online channels. Our e-commerce revenue is recognized upon meeting of the performance obligation when the eyewear is shipped to end customers. Only U.S. consumers enjoy free USPS first class postage, with faster delivery options available for extra cost, for sales processed through our website and on Amazon. For Amazon sales, shipping is free for U.S consumers while international customers pay shipping charges on top of MSRP. Any costs associated with fees charged by the online platforms (Shopify for Lucyd.co website and Amazon) are not recharged to customers and are recorded as a component of cost of goods sold as incurred. The Company charges applicable state sales taxes in addition to the MSRP for both online channels and all other marketplaces on which the company sells products.

For sales to our retail store partners, we identify the contract with a customer upon receipt of an order of our eyewear through our Shopify wholesale portal or direct purchase order. Our revenue is recognized upon meeting the performance obligation, which is delivery of the Company’s eyewear products to the retail store and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to the retail store partners includes volume discounts, due to the nature of large quantity orders. The pricing includes shipping charges, while excluding any state sales tax charges applicable. Due to the nature of wholesale retail orders, no e-commerce fees are applicable.

For sales to distributors, we identify the contract with a customer upon receipt of an order of our eyewear through a direct purchase order and after collectibility of substantially all of the contract consideration is probable. Our revenue is recognized upon meeting the performance obligation, which is delivery of our eyewear products to the distributor and is also recorded net of returns and discounts. Our wholesale pricing for eyewear sold to distributors includes volume discounts, due to the nature of large quantity orders. The pricing includes shipping charges, while excluding any state sales tax charges applicable. Due to the nature of wholesale distributor orders, no e-commerce fees are applicable.

The Company’s sales do not contain any variable consideration.

We allow our customers to return our products, subject to our refund policy, which allows any customer to return our products for any reason within the first:

●	7 days for sales made through our website (Lucyd.co)

●	30 days for sales made through Amazon

●	30 days for sales to most wholesale retailers and distributors (although certain sales to independent distributors are ineligible for returns)

For all of our sales, at the time of sale, we establish a reserve for returns, based on historical experience and expected future returns, which is recorded as a reduction of sales. Additionally, we review all individual returns received in the month following the balance sheet date pertaining to orders processed prior to the balance sheet date in order to determine whether an allowance for sales returns is necessary. The Company recorded an allowance for sales returns of $24,897 and $22,266 as of December 31, 2022 and 2021, respectively.

Shipping and Handling

Shipping and Handling

Costs incurred for shipping and handling are included in cost of revenue at the time the related revenue is recognized. Amounts billed to a customer for shipping and handling are reported as revenues.

Shipping and Handling

Costs incurred for shipping and handling are included in cost of revenue at the time the related revenue is recognized. Amounts billed to a customer for shipping and handling are reported as revenues.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases (Topic 842),” that requires organizations that lease assets, referred to as “lessees,” to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases with lease terms of more than 12 months. ASU 2016-02 also requires disclosures to help investors and other financial statement users better understand the amount, timing, and uncertainty of cash flows arising from leases and will include qualitative and quantitative requirements. The Company adopted ASU 2016-02 as of January 1, 2021. The Company’s management determined that the adoption of this guidance had no material impact on the Company’s financial statements due to the lack of long-term leasing arrangements.

In May 2018, the FASB issued ASU 2020-06, “Debt — Debt with Conversion and Other Options (Subtopic 470-20), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contract’s in Entity’s Own Equity.” The guidance in ASU 2020-06 simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the previous guidance related to debt with conversion and other options that required entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock. In addition, the amendments revised the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification. The amendments in ASU 2020-06 further revised the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. The Company adopted ASU 2020-06 as of January 1, 2021. The Company’s management determined that the adoption of this guidance had no material impact on the Company’s financial statements due to the lack of beneficial conversion features contained within the Company’s debt.

Subsequent Events

Subsequent Events

In connection with the preparation of these financial statements, the Company has evaluated subsequent events through March 24, 2023, which is the date the financial statements were available to be issued.